Performance Management	May 31, 2026
Nuveen Lifecycle Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class A, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for other target date retirement income funds. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Retirement Income Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 4.56%.
Bar Chart Closing [Text Block]	Best quarter: 10.66%, for the quarter ended June 30, 2020. Worst quarter: -9.68%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Retirement Income Fund			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
S&P Target Date Retirement Income Index | Average Annual Return, Label [Optional Text]		S&P Target Date Retirement Income Index
S&P Target Date Retirement Income Index | Average Annual Return, Percent			11.66%	4.15%	5.32%
Lifecycle Retirement Income Fund Composite Index | Average Annual Return, Label [Optional Text]	[1]	Lifecycle Retirement Income Fund Composite Index
Lifecycle Retirement Income Fund Composite Index | Average Annual Return, Percent			12.95%	4.91%	6.46%
Class A | Average Annual Return, Percent			4.99%	3.07%	5.33%
Class I | Average Annual Return, Percent			11.64%	4.47%	6.16%
Premier Class | Average Annual Return, Percent			11.52%	4.39%	6.06%
Class R6 | Average Annual Return, Percent			11.78%	4.55%	6.23%
Retirement Class | Average Annual Return, Percent			11.44%	4.28%	5.95%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent			9.52%	2.64%	4.41%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.07%	2.75%	4.17%
[1]

As of the close of business on December 31, 2025, the Lifecycle Retirement Income Fund Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index and 5.5% Bloomberg Global Aggregate ex-USD Hedged Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Retirement Income Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	4.56%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	10.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(9.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2010 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2010 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 4.23%.
Bar Chart Closing [Text Block]	Best quarter: 10.65%, for the quarter ended June 30, 2020. Worst quarter: -9.69%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2010 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2010 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2010 Index
S&P Target Date 2010 Index | Average Annual Return, Percent		11.91%	4.54%	5.87%
Lifecycle 2010 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2010 Fund Composite Index
Lifecycle 2010 Fund Composite Index | Average Annual Return, Percent		12.10%	4.58%	6.39%
Class I | Average Annual Return, Percent		11.44%	4.41%	6.26%
Premier Class | Average Annual Return, Percent		11.26%	4.34%	6.13%
Class R6 | Average Annual Return, Percent		11.42%	4.49%	6.29%
Retirement Class | Average Annual Return, Percent		11.21%	4.24%	6.03%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		9.35%	2.53%	4.42%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.08%	2.74%	4.25%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2010 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	4.23%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	10.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(9.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2015 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2015 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 4.41%.
Bar Chart Closing [Text Block]	Best quarter: 11.65%, for the quarter ended June 30, 2020. Worst quarter: -10.87%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2015 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2015 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2015 Index
S&P Target Date 2015 Index | Average Annual Return, Percent		12.15%	4.91%	6.34%
Lifecycle 2015 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2015 Fund Composite Index
Lifecycle 2015 Fund Composite Index | Average Annual Return, Percent		12.94%	5.06%	6.88%
Class I | Average Annual Return, Percent		11.87%	4.60%	6.55%
Premier Class | Average Annual Return, Percent		11.55%	4.51%	6.45%
Class R6 | Average Annual Return, Percent		11.68%	4.67%	6.60%
Retirement Class | Average Annual Return, Percent		11.49%	4.41%	6.34%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		9.96%	2.97%	4.88%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.10%	2.95%	4.56%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2015 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	4.41%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	11.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2020 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2020 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 4.86%.
Bar Chart Closing [Text Block]	Best quarter: 12.51%, for the quarter ended June 30, 2020. Worst quarter: -12.00%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2020 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2020 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2020 Index
S&P Target Date 2020 Index | Average Annual Return, Percent		12.72%	5.35%	6.81%
Lifecycle 2020 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2020 Fund Composite Index
Lifecycle 2020 Fund Composite Index | Average Annual Return, Percent		13.72%	5.54%	7.43%
Class I | Average Annual Return, Percent		12.27%	4.96%	7.01%
Premier Class | Average Annual Return, Percent		12.13%	4.89%	6.91%
Class R6 | Average Annual Return, Percent		12.41%	5.06%	7.07%
Retirement Class | Average Annual Return, Percent		12.08%	4.80%	6.81%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		10.52%	3.36%	5.36%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.56%	3.28%	4.97%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2020 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	4.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	12.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(12.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2025 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2025 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 5.33%.
Bar Chart Closing [Text Block]	Best quarter: 14.12%, for the quarter ended June 30, 2020. Worst quarter: -13.85%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2025 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2025 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2025 Index
S&P Target Date 2025 Index | Average Annual Return, Percent		13.98%	6.07%	7.57%
Lifecycle 2025 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2025 Fund Composite Index
Lifecycle 2025 Fund Composite Index | Average Annual Return, Percent		14.51%	6.15%	8.12%
Class I | Average Annual Return, Percent		13.02%	5.53%	7.64%
Premier Class | Average Annual Return, Percent		12.88%	5.42%	7.53%
Class R6 | Average Annual Return, Percent		13.00%	5.59%	7.69%
Retirement Class | Average Annual Return, Percent		12.76%	5.32%	7.42%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		11.15%	3.90%	6.01%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.05%	3.72%	5.51%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2025 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	5.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	14.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(13.85%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2030 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2030 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 6.03%.
Bar Chart Closing [Text Block]	Best quarter: 15.61%, for the quarter ended June 30, 2020. Worst quarter: -15.66%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2030 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2030 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2030 Index
S&P Target Date 2030 Index | Average Annual Return, Percent		15.13%	7.07%	8.41%
Lifecycle 2030 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2030 Fund Composite Index
Lifecycle 2030 Fund Composite Index | Average Annual Return, Percent		15.74%	6.98%	8.91%
Class I | Average Annual Return, Percent		14.23%	6.29%	8.38%
Premier Class | Average Annual Return, Percent		13.98%	6.19%	8.27%
Class R6 | Average Annual Return, Percent		14.18%	6.35%	8.43%
Retirement Class | Average Annual Return, Percent		13.91%	6.08%	8.15%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		12.35%	4.72%	6.77%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.78%	4.36%	6.16%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2030 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	6.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	15.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(15.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2035 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2035 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 6.72%.
Bar Chart Closing [Text Block]	Best quarter: 17.18%, for the quarter ended June 30, 2020. Worst quarter: -17.52%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2035 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2035 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2035 Index
S&P Target Date 2035 Index | Average Annual Return, Percent		16.80%	8.19%	9.32%
Lifecycle 2035 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2035 Fund Composite Index
Lifecycle 2035 Fund Composite Index | Average Annual Return, Percent		16.98%	7.93%	9.75%
Class I | Average Annual Return, Percent		15.44%	7.12%	9.13%
Premier Class | Average Annual Return, Percent		15.16%	7.06%	9.03%
Class R6 | Average Annual Return, Percent		15.30%	7.19%	9.18%
Retirement Class | Average Annual Return, Percent		15.05%	6.93%	8.92%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		13.49%	5.61%	7.55%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.53%	5.07%	6.82%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2035 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	6.72%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	17.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(17.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2040 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2040 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 7.73%.
Bar Chart Closing [Text Block]	Best quarter: 18.70%, for the quarter ended June 30, 2020. Worst quarter: -19.23%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2040 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2040 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2040 Index
S&P Target Date 2040 Index | Average Annual Return, Percent		18.20%	9.18%	10.06%
Lifecycle 2040 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2040 Fund Composite Index
Lifecycle 2040 Fund Composite Index | Average Annual Return, Percent		18.83%	9.14%	10.70%
Class I | Average Annual Return, Percent		16.99%	8.20%	9.98%
Premier Class | Average Annual Return, Percent		16.90%	8.13%	9.88%
Class R6 | Average Annual Return, Percent		17.02%	8.28%	10.05%
Retirement Class | Average Annual Return, Percent		16.69%	8.01%	9.77%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		15.14%	6.72%	8.40%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.58%	5.96%	7.56%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2040 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	7.73%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	18.70%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(19.23%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2045 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2045 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 8.53%.
Bar Chart Closing [Text Block]	Best quarter: 20.06%, for the quarter ended June 30, 2020. Worst quarter: -20.73%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2045 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2045 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2045 Index
S&P Target Date 2045 Index | Average Annual Return, Percent		19.48%	9.84%	10.54%
Lifecycle 2045 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2045 Fund Composite Index
Lifecycle 2045 Fund Composite Index | Average Annual Return, Percent		20.06%	9.97%	11.35%
Class I | Average Annual Return, Percent		18.17%	8.95%	10.59%
Premier Class | Average Annual Return, Percent		17.89%	8.84%	10.45%
Class R6 | Average Annual Return, Percent		18.13%	9.01%	10.63%
Retirement Class | Average Annual Return, Percent		17.80%	8.74%	10.36%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		15.45%	6.87%	8.72%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.60%	6.40%	8.00%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2045 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	8.53%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	20.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2050 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2050 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 9.05%.
Bar Chart Closing [Text Block]	Best quarter: 20.29%, for the quarter ended June 30, 2020. Worst quarter: -20.99%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2050 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2050 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2050 Index
S&P Target Date 2050 Index | Average Annual Return, Percent		19.56%	10.13%	10.79%
Lifecycle 2050 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2050 Fund Composite Index
Lifecycle 2050 Fund Composite Index | Average Annual Return, Percent		20.69%	10.30%	11.59%
Class I | Average Annual Return, Percent		18.80%	9.28%	10.81%
Premier Class | Average Annual Return, Percent		18.56%	9.17%	10.68%
Class R6 | Average Annual Return, Percent		18.74%	9.33%	10.84%
Retirement Class | Average Annual Return, Percent		18.42%	9.04%	10.57%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		16.20%	7.28%	9.00%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.91%	6.68%	8.21%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2050 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	9.05%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	20.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2055 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2055 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 9.18%.
Bar Chart Closing [Text Block]	Best quarter: 20.43%, for the quarter ended June 30, 2020. Worst quarter: -21.21%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2055 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2055 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2055 Index
S&P Target Date 2055 Index | Average Annual Return, Percent		20.06%	10.27%	10.91%
Lifecycle 2055 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2055 Fund Composite Index
Lifecycle 2055 Fund Composite Index | Average Annual Return, Percent		20.89%	10.45%	11.73%
Class I | Average Annual Return, Percent		18.90%	9.39%	10.92%
Premier Class | Average Annual Return, Percent		18.72%	9.28%	10.79%
Class R6 | Average Annual Return, Percent		18.88%	9.44%	10.95%
Retirement Class | Average Annual Return, Percent		18.63%	9.16%	10.67%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		16.63%	7.55%	9.25%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.89%	6.81%	8.35%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2055 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	9.18%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	20.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(21.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2060 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2060 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 9.23%.
Bar Chart Closing [Text Block]	Best quarter: 20.64%, for the quarter ended June 30, 2020. Worst quarter: -21.37%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2060 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2060 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2060 Index
S&P Target Date 2060 Index | Average Annual Return, Percent		19.94%	10.26%	10.98%
Lifecycle 2060 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2060 Fund Composite Index
Lifecycle 2060 Fund Composite Index | Average Annual Return, Percent		21.08%	10.60%	11.86%
Class I | Average Annual Return, Percent		19.10%	9.49%	11.01%
Premier Class | Average Annual Return, Percent		18.89%	9.39%	10.89%
Class R6 | Average Annual Return, Percent		19.08%	9.55%	11.06%
Retirement Class | Average Annual Return, Percent		18.80%	9.30%	10.79%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		17.08%	7.94%	9.56%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.81%	6.98%	8.51%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2060 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	9.23%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	20.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(21.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle 2065 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index that represents the market sectors in which the Fund invests across the equity and fixed-income asset classes, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle 2065 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 9.37%.
Bar Chart Closing [Text Block]	Best quarter: 10.56%, for the quarter ended June 30, 2025. Worst quarter: -14.88%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle 2065 Fund		12 Months Ended	60 Months Ended	63 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	15.45%
Russell 3000® Index | Performance Inception Date				Sep. 30, 2020
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	(0.22%)
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Sep. 30, 2020
S&P Target Date 2065+ Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2065+ Index
S&P Target Date 2065+ Index | Average Annual Return, Percent		20.17%	10.43%	12.79%
S&P Target Date 2065+ Index | Performance Inception Date				Sep. 30, 2020
Lifecycle 2065 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle 2065 Fund Composite Index
Lifecycle 2065 Fund Composite Index | Average Annual Return, Percent		21.28%	10.75%	13.12%
Lifecycle 2065 Fund Composite Index | Performance Inception Date				Sep. 30, 2020
Class I | Average Annual Return, Percent		19.05%	9.57%	11.98%
Class I | Performance Inception Date				Sep. 30, 2020
Premier Class | Average Annual Return, Percent		19.02%	9.50%	11.91%
Premier Class | Performance Inception Date				Sep. 30, 2020
Class R6 | Average Annual Return, Percent		19.19%	9.71%	12.12%
Class R6 | Performance Inception Date				Sep. 30, 2020
Retirement Class | Average Annual Return, Percent		18.87%	9.50%	11.90%
Retirement Class | Performance Inception Date				Sep. 30, 2020
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		17.48%	8.52%	10.78%
Retirement Class | After Taxes on Distributions | Performance Inception Date				Sep. 30, 2020
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.56%	7.24%	9.17%
Retirement Class | After Taxes on Distributions and Sales | Performance Inception Date				Sep. 30, 2020

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle 2065 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	9.37%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	10.56%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(14.88%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Lifecycle 2070 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance One Year or Less [Text]	Performance information is not available for the Fund because the Fund has less than one calendar year of performance.
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index Retirement Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for other target date retirement income funds. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index Retirement Income Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 5.51%.
Bar Chart Closing [Text Block]	Best quarter: 9.55%, for the quarter ended June 30, 2020. Worst quarter: -8.51%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index Retirement Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date Retirement Income Index | Average Annual Return, Label [Optional Text]	S&P Target Date Retirement Income Index
S&P Target Date Retirement Income Index | Average Annual Return, Percent		11.66%	4.15%	5.32%
Lifecycle Index Retirement Income Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index Retirement Income Fund Composite Index
Lifecycle Index Retirement Income Fund Composite Index | Average Annual Return, Percent		12.98%	4.87%	6.44%
Class I | Average Annual Return, Percent		12.89%	4.70%	6.29%
Premier Class | Average Annual Return, Percent		12.77%	4.63%	6.21%
Class R6 | Average Annual Return, Percent		12.93%	4.79%	6.37%
Retirement Class | Average Annual Return, Percent		12.68%	4.53%	6.10%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		11.23%	3.30%	5.10%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.53%	3.06%	4.48%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index Retirement Income Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	5.51%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	9.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(8.51%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Lifecycle Index 2010 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2010 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 4.83%.
Bar Chart Closing [Text Block]	Best quarter: 9.54%, for the quarter ended June 30, 2020. Worst quarter: -8.21%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2010 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2010 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2010 Index
S&P Target Date 2010 Index | Average Annual Return, Percent		11.91%	4.54%	5.87%
Lifecycle Index 2010 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2010 Fund Composite Index
Lifecycle Index 2010 Fund Composite Index | Average Annual Return, Percent		12.13%	4.55%	6.36%
Class I | Average Annual Return, Percent		12.11%	4.41%	6.22%
Premier Class | Average Annual Return, Percent		11.90%	4.32%	6.12%
Class R6 | Average Annual Return, Percent		12.08%	4.47%	6.28%
Retirement Class | Average Annual Return, Percent		11.76%	4.22%	6.02%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		9.58%	2.73%	4.87%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		7.45%	2.80%	4.40%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2010 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	4.83%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	9.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(8.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Lifecycle Index 2015 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2015 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 5.39%.
Bar Chart Closing [Text Block]	Best quarter: 10.46%, for the quarter ended June 30, 2020. Worst quarter: -8.91%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2015 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2015 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2015 Index
S&P Target Date 2015 Index | Average Annual Return, Percent		12.15%	4.91%	6.34%
Lifecycle Index 2015 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2015 Fund Composite Index
Lifecycle Index 2015 Fund Composite Index | Average Annual Return, Percent		12.97%	5.02%	6.85%
Class I | Average Annual Return, Percent		12.93%	4.88%	6.72%
Premier Class | Average Annual Return, Percent		12.75%	4.79%	6.62%
Class R6 | Average Annual Return, Percent		12.91%	4.95%	6.78%
Retirement Class | Average Annual Return, Percent		12.67%	4.69%	6.51%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		10.13%	3.06%	5.28%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.29%	3.19%	4.83%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2015 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	5.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	10.46%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(8.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Lifecycle Index 2020 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2020 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 5.97%.
Bar Chart Closing [Text Block]	Best quarter: 11.40%, for the quarter ended June 30, 2020. Worst quarter: -10.08%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2020 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2020 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2020 Index
S&P Target Date 2020 Index | Average Annual Return, Percent		12.72%	5.35%	6.81%
Lifecycle Index 2020 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2020 Fund Composite Index
Lifecycle Index 2020 Fund Composite Index | Average Annual Return, Percent		13.75%	5.49%	7.39%
Class I | Average Annual Return, Percent		13.71%	5.33%	7.23%
Premier Class | Average Annual Return, Percent		13.53%	5.25%	7.15%
Class R6 | Average Annual Return, Percent		13.73%	5.42%	7.31%
Retirement Class | Average Annual Return, Percent		13.43%	5.15%	7.05%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		11.04%	3.64%	5.92%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.66%	3.58%	5.31%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2020 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	5.97%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	11.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.08%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle Index 2025 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2025 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 6.54%.
Bar Chart Closing [Text Block]	Best quarter: 12.84%, for the quarter ended June 30, 2020. Worst quarter: -11.94%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2025 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2025 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2025 Index
S&P Target Date 2025 Index | Average Annual Return, Percent		13.98%	6.07%	7.57%
Lifecycle Index 2025 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2025 Fund Composite Index
Lifecycle Index 2025 Fund Composite Index | Average Annual Return, Percent		14.53%	6.10%	8.08%
Class I | Average Annual Return, Percent		14.51%	5.94%	7.93%
Premier Class | Average Annual Return, Percent		14.29%	5.87%	7.85%
Class R6 | Average Annual Return, Percent		14.49%	6.02%	8.01%
Retirement Class | Average Annual Return, Percent		14.19%	5.76%	7.74%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		12.11%	4.48%	6.74%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		8.92%	4.10%	5.92%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2025 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	6.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	12.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(11.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle Index 2030 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2030 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 7.42%.
Bar Chart Closing [Text Block]	Best quarter: 14.26%, for the quarter ended June 30, 2020. Worst quarter: -13.84%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2030 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2030 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2030 Index
S&P Target Date 2030 Index | Average Annual Return, Percent		15.13%	7.07%	8.41%
Lifecycle Index 2030 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2030 Fund Composite Index
Lifecycle Index 2030 Fund Composite Index | Average Annual Return, Percent		15.76%	6.92%	8.87%
Class I | Average Annual Return, Percent		15.75%	6.76%	8.71%
Premier Class | Average Annual Return, Percent		15.54%	6.67%	8.63%
Class R6 | Average Annual Return, Percent		15.74%	6.84%	8.80%
Retirement Class | Average Annual Return, Percent		15.44%	6.57%	8.53%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		13.83%	5.55%	7.68%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.34%	4.79%	6.63%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2030 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	7.42%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	14.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(13.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle Index 2035 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2035 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 8.33%.
Bar Chart Closing [Text Block]	Best quarter: 15.71%, for the quarter ended June 30, 2020. Worst quarter: -15.71%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2035 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2035 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2035 Index
S&P Target Date 2035 Index | Average Annual Return, Percent		16.80%	8.19%	9.32%
Lifecycle Index 2035 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2035 Fund Composite Index
Lifecycle Index 2035 Fund Composite Index | Average Annual Return, Percent		17.00%	7.86%	9.70%
Class I | Average Annual Return, Percent		17.02%	7.69%	9.56%
Premier Class | Average Annual Return, Percent		16.82%	7.60%	9.46%
Class R6 | Average Annual Return, Percent		17.00%	7.77%	9.63%
Retirement Class | Average Annual Return, Percent		16.69%	7.50%	9.36%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		15.19%	6.59%	8.57%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		9.99%	5.56%	7.37%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2035 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	8.33%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	15.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(15.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle Index 2040 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2040 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 9.64%.
Bar Chart Closing [Text Block]	Best quarter: 17.16%, for the quarter ended June 30, 2020. Worst quarter: -17.58%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2040 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2040 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2040 Index
S&P Target Date 2040 Index | Average Annual Return, Percent		18.20%	9.18%	10.06%
Lifecycle Index 2040 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2040 Fund Composite Index
Lifecycle Index 2040 Fund Composite Index | Average Annual Return, Percent		18.85%	9.07%	10.65%
Class I | Average Annual Return, Percent		18.89%	8.89%	10.50%
Premier Class | Average Annual Return, Percent		18.64%	8.80%	10.41%
Class R6 | Average Annual Return, Percent		18.83%	8.97%	10.58%
Retirement Class | Average Annual Return, Percent		18.55%	8.70%	10.30%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		16.99%	7.84%	9.56%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.11%	6.56%	8.22%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2040 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	9.64%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	17.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(17.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle Index 2045 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2045 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 10.64%.
Bar Chart Closing [Text Block]	Best quarter: 18.55%, for the quarter ended June 30, 2020. Worst quarter: -19.36%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2045 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2045 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2045 Index
S&P Target Date 2045 Index | Average Annual Return, Percent		19.48%	9.84%	10.54%
Lifecycle Index 2045 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2045 Fund Composite Index
Lifecycle Index 2045 Fund Composite Index | Average Annual Return, Percent		20.09%	9.89%	11.30%
Class I | Average Annual Return, Percent		20.11%	9.72%	11.13%
Premier Class | Average Annual Return, Percent		19.92%	9.64%	11.06%
Class R6 | Average Annual Return, Percent		20.11%	9.80%	11.22%
Retirement Class | Average Annual Return, Percent		19.79%	9.53%	10.95%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		18.39%	8.76%	10.27%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		11.75%	7.27%	8.81%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2045 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	10.64%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	18.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(19.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle Index 2050 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2050 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 11.14%.
Bar Chart Closing [Text Block]	Best quarter: 18.75%, for the quarter ended June 30, 2020. Worst quarter: -19.60%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2050 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2050 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2050 Index
S&P Target Date 2050 Index | Average Annual Return, Percent		19.56%	10.13%	10.79%
Lifecycle Index 2050 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2050 Fund Composite Index
Lifecycle Index 2050 Fund Composite Index | Average Annual Return, Percent		20.71%	10.22%	11.53%
Class I | Average Annual Return, Percent		20.76%	10.04%	11.38%
Premier Class | Average Annual Return, Percent		20.52%	9.96%	11.30%
Class R6 | Average Annual Return, Percent		20.72%	10.13%	11.46%
Retirement Class | Average Annual Return, Percent		20.43%	9.85%	11.18%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		19.04%	9.13%	10.53%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.10%	7.56%	9.03%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2050 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	11.14%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	18.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(19.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle Index 2055 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2055 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 11.31%.
Bar Chart Closing [Text Block]	Best quarter: 19.03%, for the quarter ended June 30, 2020. Worst quarter: -19.96%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2055 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2055 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2055 Index
S&P Target Date 2055 Index | Average Annual Return, Percent		20.06%	10.27%	10.91%
Lifecycle Index 2055 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2055 Fund Composite Index
Lifecycle Index 2055 Fund Composite Index | Average Annual Return, Percent		20.91%	10.36%	11.67%
Class I | Average Annual Return, Percent		20.95%	10.19%	11.52%
Premier Class | Average Annual Return, Percent		20.76%	10.11%	11.43%
Class R6 | Average Annual Return, Percent		20.93%	10.27%	11.59%
Retirement Class | Average Annual Return, Percent		20.64%	9.99%	11.32%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		19.42%	9.33%	10.71%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.22%	7.70%	9.17%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2055 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	11.31%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	19.03%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(19.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle Index 2060 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2060 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 11.49%.
Bar Chart Closing [Text Block]	Best quarter: 19.18%, for the quarter ended June 30, 2020. Worst quarter: -20.13%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2060 Fund		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P Target Date 2060 Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2060 Index
S&P Target Date 2060 Index | Average Annual Return, Percent		19.94%	10.26%	10.98%
Lifecycle Index 2060 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2060 Fund Composite Index
Lifecycle Index 2060 Fund Composite Index | Average Annual Return, Percent		21.10%	10.51%	11.80%
Class I | Average Annual Return, Percent		21.12%	10.33%	11.65%
Premier Class | Average Annual Return, Percent		20.92%	10.24%	11.56%
Class R6 | Average Annual Return, Percent		21.08%	10.41%	11.72%
Retirement Class | Average Annual Return, Percent		20.81%	10.14%	11.44%
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		19.65%	9.51%	10.87%
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.32%	7.84%	9.32%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2060 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	11.49%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	19.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(20.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifecycle Index 2065 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the Retirement Class. Because the expenses vary across share classes, the performance of the Retirement Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Retirement Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Class I, Premier and Class R6 classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure for the same target date as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for the Retirement Class shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR RETIREMENT CLASS SHARES (%)† Nuveen Lifecycle Index 2065 Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 11.59%.
Bar Chart Closing [Text Block]	Best quarter: 10.92%, for the quarter ended December 31, 2023. Worst quarter: -14.56%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifecycle Index 2065 Fund		12 Months Ended	60 Months Ended	63 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		17.15%	13.15%	15.45%
Russell 3000® Index | Performance Inception Date				Sep. 30, 2020
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent		7.30%	(0.36%)	(0.22%)
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date				Sep. 30, 2020
S&P Target Date 2065+ Index | Average Annual Return, Label [Optional Text]	S&P Target Date 2065+ Index
S&P Target Date 2065+ Index | Average Annual Return, Percent		20.17%	10.43%	12.79%
S&P Target Date 2065+ Index | Performance Inception Date				Sep. 30, 2020
Lifecycle Index 2065 Fund Composite Index | Average Annual Return, Label [Optional Text]	Lifecycle Index 2065 Fund Composite Index
Lifecycle Index 2065 Fund Composite Index | Average Annual Return, Percent		21.30%	10.66%	13.03%
Lifecycle Index 2065 Fund Composite Index | Performance Inception Date				Sep. 30, 2020
Class I | Average Annual Return, Percent		21.32%	10.52%	12.87%
Class I | Performance Inception Date				Sep. 30, 2020
Premier Class | Average Annual Return, Percent		21.08%	10.44%	12.78%
Premier Class | Performance Inception Date				Sep. 30, 2020
Class R6 | Average Annual Return, Percent		21.22%	10.59%	12.92%
Class R6 | Performance Inception Date				Sep. 30, 2020
Retirement Class | Average Annual Return, Percent		20.96%	10.26%	12.60%
Retirement Class | Performance Inception Date				Sep. 30, 2020
Retirement Class | After Taxes on Distributions | Average Annual Return, Percent		19.86%	9.60%	11.88%
Retirement Class | After Taxes on Distributions | Performance Inception Date				Sep. 30, 2020
Retirement Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.40%	7.92%	9.87%
Retirement Class | After Taxes on Distributions and Sales | Performance Inception Date				Sep. 30, 2020

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifecycle Index 2065 Fund | Retirement Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	11.59%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	10.92%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(14.56%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Lifecycle Index 2070 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

Performance information is not available for the Fund because the Fund has less than one calendar year of performance.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance One Year or Less [Text]	Performance information is not available for the Fund because the Fund has less than one calendar year of performance.
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifestyle Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class A, Class I, Premier and Retirement classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure and a similar risk profile as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Lifestyle Income Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 2.91%.
Bar Chart Closing [Text Block]	Best quarter: 7.76%, for the quarter ended June 30, 2020. Worst quarter: -6.22%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifestyle Income Fund			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Morningstar Conservative Target Risk Index | Average Annual Return, Label [Optional Text]		Morningstar Conservative Target Risk Index
Morningstar Conservative Target Risk Index | Average Annual Return, Percent			10.40%	1.81%	3.98%
Lifestyle Income Fund Composite Index | Average Annual Return, Label [Optional Text]	[1]	Lifestyle Income Fund Composite Index
Lifestyle Income Fund Composite Index | Average Annual Return, Percent			9.42%	2.98%	4.23%
Class A | Average Annual Return, Percent			2.56%	1.69%	3.57%
Class I | Average Annual Return, Percent			9.02%	3.09%	4.42%
Premier Class | Average Annual Return, Percent			9.07%	3.04%	4.32%
Class R6 | Average Annual Return, Percent			9.19%	3.19%	4.47%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			7.55%	1.74%	3.12%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			5.41%	1.89%	2.97%
Retirement Class | Average Annual Return, Percent			8.93%	2.94%	4.22%
[1]

As of the close of business on December 31, 2025, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifestyle Income Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	2.91%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	7.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(6.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen Lifestyle Conservative Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class A, Class I, Premier and Retirement classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure and a similar risk profile as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Lifestyle Conservative Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 4.73%.
Bar Chart Closing [Text Block]	Best quarter: 11.74%, for the quarter ended June 30, 2020. Worst quarter: -10.29%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifestyle Conservative Fund			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Morningstar Moderately Conservative Target Risk Index | Average Annual Return, Label [Optional Text]		Morningstar Moderately Conservative Target Risk Index
Morningstar Moderately Conservative Target Risk Index | Average Annual Return, Percent			12.87%	4.06%	6.10%
Lifestyle Conservative Fund Composite Index | Average Annual Return, Label [Optional Text]	[1]	Lifestyle Conservative Fund Composite Index
Lifestyle Conservative Fund Composite Index | Average Annual Return, Percent			12.76%	4.87%	6.35%
Class A | Average Annual Return, Percent			5.24%	3.16%	5.38%
Class I | Average Annual Return, Percent			11.95%	4.59%	6.21%
Premier Class | Average Annual Return, Percent			11.77%	4.51%	6.13%
Class R6 | Average Annual Return, Percent			11.99%	4.69%	6.29%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			9.90%	3.02%	4.80%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			7.48%	3.06%	4.47%
Retirement Class | Average Annual Return, Percent			11.73%	4.41%	6.03%
[1]

As of the close of business on December 31, 2025, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifestyle Conservative Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	4.73%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	11.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(10.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifestyle Moderate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class A, Class I, Premier and Retirement classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure and a similar risk profile as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Lifestyle Moderate Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 6.50%.
Bar Chart Closing [Text Block]	Best quarter: 15.77%, for the quarter ended June 30, 2020. Worst quarter: -14.65%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifestyle Moderate Fund			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Morningstar Moderate Target Risk Index | Average Annual Return, Label [Optional Text]		Morningstar Moderate Target Risk Index
Morningstar Moderate Target Risk Index | Average Annual Return, Percent			15.95%	5.95%	7.83%
Lifestyle Moderate Fund Composite Index | Average Annual Return, Label [Optional Text]	[1]	Lifestyle Moderate Fund Composite Index
Lifestyle Moderate Fund Composite Index | Average Annual Return, Percent			16.17%	6.71%	8.41%
Class A | Average Annual Return, Percent			7.89%	4.59%	7.15%
Class I | Average Annual Return, Percent			14.83%	6.05%	8.00%
Premier Class | Average Annual Return, Percent			14.69%	5.98%	7.92%
Class R6 | Average Annual Return, Percent			14.81%	6.14%	8.08%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			12.55%	4.37%	6.47%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.43%	4.25%	5.98%
Retirement Class | Average Annual Return, Percent			14.63%	5.88%	7.81%
[1]

As of the close of business on December 31, 2025, the Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifestyle Moderate Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	6.50%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	15.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(14.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifestyle Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class A, Class I, Premier and Retirement classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure and a similar risk profile as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Lifestyle Growth Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 8.27%.
Bar Chart Closing [Text Block]	Best quarter: 19.02%, for the quarter ended June 30, 2020. Worst quarter: -18.64%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifestyle Growth Fund			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Morningstar Moderately Aggressive Target Risk Index | Average Annual Return, Label [Optional Text]		Morningstar Moderately Aggressive Target Risk Index
Morningstar Moderately Aggressive Target Risk Index | Average Annual Return, Percent			18.45%	7.94%	9.59%
Lifestyle Growth Fund Composite Index | Average Annual Return, Label [Optional Text]	[1]	Lifestyle Growth Fund Composite Index
Lifestyle Growth Fund Composite Index | Average Annual Return, Percent			19.19%	9.07%	10.46%
Class A | Average Annual Return, Percent			10.27%	6.47%	8.80%
Class I | Average Annual Return, Percent			17.41%	7.97%	9.68%
Premier Class | Average Annual Return, Percent			17.24%	7.91%	9.61%
Class R6 | Average Annual Return, Percent			17.37%	8.05%	9.77%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			15.08%	6.29%	8.20%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			11.19%	5.84%	7.49%
Retirement Class | Average Annual Return, Percent			17.12%	7.78%	9.48%
[1]

As of the close of business on December 31, 2025, the Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifestyle Growth Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	8.27%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	19.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(18.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Lifestyle Aggressive Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class A, Class I, Premier and Retirement classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure and a similar risk profile as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Lifestyle Aggressive Growth Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 10.01%.
Bar Chart Closing [Text Block]	Best quarter: 22.38%, for the quarter ended June 30, 2020. Worst quarter: -22.27%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Lifestyle Aggressive Growth Fund			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Morningstar Aggressive Target Risk Index | Average Annual Return, Label [Optional Text]		Morningstar Aggressive Target Risk Index
Morningstar Aggressive Target Risk Index | Average Annual Return, Percent			20.43%	9.59%	10.89%
Lifestyle Aggressive Growth Fund Composite Index | Average Annual Return, Label [Optional Text]	[1]	Lifestyle Aggressive Growth Fund Composite Index
Lifestyle Aggressive Growth Fund Composite Index | Average Annual Return, Percent			22.25%	11.43%	12.47%
Class A | Average Annual Return, Percent			12.69%	8.30%	10.42%
Class I | Average Annual Return, Percent			19.89%	9.81%	11.33%
Premier Class | Average Annual Return, Percent			19.83%	9.74%	11.25%
Class R6 | Average Annual Return, Percent			19.97%	9.91%	11.41%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			17.69%	8.13%	9.83%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			12.91%	7.38%	8.93%
Retirement Class | Average Annual Return, Percent			19.69%	9.64%	11.14%
[1]

As of the close of business on December 31, 2025, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above. After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Lifestyle Aggressive Growth Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	10.01%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	22.38%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(22.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Managed Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class A and Retirement classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of certain broad-based securities market indices, a composite index based on the Fund’s target allocations, and another index that is designed to represent multi-asset class exposure and a similar risk profile as the Fund. For periods prior to August 1, 2026, Teachers Advisors, LLC (“Advisors”) served as investment adviser to the Fund. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors, the Fund’s prior investment adviser, to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)†
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was 6.59%.
Bar Chart Closing [Text Block]	Best quarter: 15.68%, for the quarter ended June 30, 2020. Worst quarter: -14.72%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025 #
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Managed Allocation Fund			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Morningstar Moderate Target Risk Index | Average Annual Return, Label [Optional Text]		Morningstar Moderate Target Risk Index
Morningstar Moderate Target Risk Index | Average Annual Return, Percent			15.95%	5.95%	7.83%
Managed Allocation Fund Composite Index | Average Annual Return, Label [Optional Text]	[1]	Managed Allocation Fund Composite Index
Managed Allocation Fund Composite Index | Average Annual Return, Percent			16.17%	6.71%	8.41%
Class A | Average Annual Return, Percent			8.07%	4.71%	7.26%
Class R6 | Average Annual Return, Percent			14.95%	6.21%	8.17%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			12.46%	4.18%	6.24%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.61%	4.22%	5.93%
Retirement Class | Average Annual Return, Percent			14.60%	5.95%	7.89%
[1]

As of the close of business on December 31, 2025, the Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Managed Allocation Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2026, was
Bar Chart, Year to Date Return	6.59%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	15.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(14.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020